1.  Name and address of issuer

	Morgan Stanley Institutional Liquidity Funds
522 Fifth Avenue
New York, NY 10036

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

	x

3a.  Investment Company Act File Number:

	811-21339

3b.  Securities Act File Number:

	333-104972

4a. Last day of fiscal year for which this Form is filed:

	October 31, 2010

4b.  []  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):
195,753,964,171

	(ii)  Aggregate price of securities redeemed
or repurchased during the fiscal year:
197,737,234,553

	(iii)  Aggregate price of securities redeemed
or repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously
used to reduce registration fees payable to the
Commission:	17,482,571,761

	(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:	(215,219,806,314)

	(v)  Net sales -- if item 5(i) is greater than
item 5(iv) [subtract item 5(iv) from item 5(i)]:
0.00

	(vi)  Redemption credits available for use
in future years - if item 5(i) is less than item
5(iv) [subtract item 5(iv) from item 5(i)]:
(19,465,842,143)

	(vii)  Multiplier for determining registration
fee (See Instruction C.9):	   .0001161

	(viii)  Registration fee due [multiply item
5(v) by item 5(vii)] (enter "0" if no fee is due):
0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was determined by
 deducting an amount of securities that were
registered under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before October 11, 1997,
then report the amount of securities (number of shares
or shares or other units) deducted here:	.  If
there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at
the end of the fiscal year for which this form is filed
that are available for use by the issuer in future
fiscal years, then state that number here:	.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

	0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

	0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the
following persons on behalf of the issuer and in the
capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "January 28, 2011"
*Please print the name and title of the signing officer
below the line